J.P. Morgan Multi-Asset ChoiceSM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
Summary Prospectus for New Investors
May 1, 2026
The contracts described in this prospectus are not available in the State of New York.
This summary prospectus summarizes key features of the contract. Not all benefits and features are available in all states. Check the statutory prospectus for information relating to state availability.
Before you invest, you should also review the statutory prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
Variable annuities are complex investment products and involve risks, including the potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals under the contract could result in taxes and tax penalties.
In order to purchase this contract, the purchaser must be an advisory client of J.P. Morgan Securities LLC or its affiliates ("JPMS") and pay a fee to JPMS for advisory services. JPMS is not endorsed by or affiliated with Nationwide. Nationwide is not responsible for the advisory services or advice provided by JPMS to Contract Owners. Once issued, the contract will operate as described herein regardless of whether the Contract Owner continues to employ the services of JPMS as an investment adviser.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Service Requests in the statutory prospectus).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel in the statutory prospectus).
All guarantees under the contract are subject to Nationwide’s creditworthiness and claims-paying ability.
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the
Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate and it is only available if the Contract Owner participates in the Dollar Cost Averaging program.

Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a qualified plan, individual retirement account ("IRA"), Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone or by electronic transmission, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Service Requests provision in the statutory prospectus.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. The contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with an investment adviser or financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Adjustments, Surrender/Withdrawal Prior to Annuitization, and Appendix C: Contract Types and Tax Information in the statutory prospectus).
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account when participating in the Dollar Cost Averaging program, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix: Investment Options Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Contract Owner elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, amounts cannot be withdrawn from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, and can allocate the initial purchase payment to the Fixed Account when participating in the Dollar Cost Averaging program. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. After annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (Contract Value) at no additional charge.

Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued (see Appendix C: Contract Types and Tax Information in the statutory prospectus).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Service Requests in the statutory prospectus).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Allocation Service
•
Asset Rebalancing Program
•
Dollar Cost Averaging
•
Systematic Withdrawals

Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS (see Additional Information About Fees later in this summary prospectus and Charges and Adjustments in the statutory prospectus)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.33%[1]
	Underlying mutual fund fees and expenses	0.03%[2]	3.23%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $3,055.02
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks in the statutory prospectus).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization in the statutory prospectus).

RISKS
What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service
Requests (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
● Allocation of subsequent purchase payments and transfers from another investment option to the Fixed Account are not permitted (see The Fixed Account and Dollar Cost
Averaging).
● Allocations to the Fixed Account may not be transferred to another investment option except for the purpose of Dollar Cost Averaging program (see The Fixed Account and
Dollar Cost Averaging in the statutory prosectus).
● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).
● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations in the
statutory prospectus).

Are There any Restrictions on Contract Benefits?	No. ● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations in the statutory prospectus).
TAXES
What Are the Contract’s Tax Implications?
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some investment advisers or financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the investment adviser or financial professional’s firm. This conflict of interest may influence an investment adviser or financial professional, as these investment advisers or financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution,
Promotional, and Sales Expenses in the statutory prospectus).

Should I Exchange My Contract?
Some investment advisers or financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses in
the statutory prospectus).

Benefits Under the Contract
The following table summarizes information about the benefits under the contract. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations in the statutory prospectus).
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services in the statutory prospectus)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None	● Assets in the Fixed Account are excluded from the program
Asset Rebalancing Program (see Contract Owner Services in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None	● Transfers are only permitted from the Fixed Account ● Only initial purchase payments to the contract are eligible for the program
Systematic Withdrawals (see Contract Owner Services in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Buying the Contract
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $50,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $5,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. See Appendix B: State Variations in the statutory prospectus for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Subequent purchase payments are not permitted to the Fixed Account. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of the application.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options in the statutory prospectus).
Application of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Subsequent purchase payments are not permitted to the Fixed Account.
Making Withdrawals: Accessing the Money in Your Contract
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information in the statutory prospectus). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value in the statutory prospectus). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Additional Information About Fees
The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
Any fees that a Contract Owner pays to JPMS or other financial professionals for advisory services related to the contract are in addition to the contract fees and expenses described in this section. There are no fees and expenses that a Contract Owner will pay at the time the contract is purchased, or surrendered, or when contract value is transferred between investment options.
The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.35%

1
Throughout the statutory prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	3.23%
Example
This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.23%)	$3,759	$11,418	$19,267	$39,760	*	$11,418	$19,267	$39,760	$3,759	$11,418	$19,267	$39,760
Minimum Annual Underlying Mutual Fund Expenses (0.03%)	$399	$1,253	$2,187	$4,926	*	$1,253	$2,187	$4,926	$399	$1,253	$2,187	$4,926
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract in the statutory prospectus).

Appendix: Investment Options Available Under the Contract
Underlying Mutual Funds
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations in the statutory prospectus).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.31%*	8.92%	0.57%	1.94%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 1 Investment Advisor: Capital Research and Management Company	0.23%*	7.40%	0.10%	2.61%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	8.01%	0.01%	1.95%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.43%*	7.51%	-0.46%	2.13%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.68%*	21.54%	11.72%	11.28%
Capital Preservation	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.30%*	4.06%	3.05%	1.99%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.27%*	31.37%	8.88%	8.18%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Fayez Sarofim & Co., LLC	0.85%	10.07%	9.37%	12.92%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 2 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2) Investment Advisor: UBS Asset Management (Americas) LLC	0.80%*	15.68%	10.61%	5.75%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1 (formerly, Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	14.99%	12.48%	11.48%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	1.09%*	31.18%	-1.13%	7.27%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.64%*	8.81%	4.18%	5.78%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.52%	9.06%	-0.43%	2.77%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Sub-Advisor: J.P. Morgan Investment Management Inc.	0.48%	7.62%	0.03%	2.25%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	28.27%	13.59%	12.58%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - Fidelity Institutional AM® Total Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Sub-Advisor: American Century Investment Management, Inc.	0.50%	7.48%	-0.35%	2.33%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - TCW Total Return Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Sub-Advisor: TCW Investment Management Company LLC	0.49%	7.54%	-0.53%	2.04%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Sub-Advisor: Victory Capital Management Inc.	0.82%	2.29%	9.65%	10.70%
Equity	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.16%*	81.26%	8.81%	12.17%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.74%	8.16%	9.26%	9.15%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	8.23%	3.70%	5.59%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.74%*	7.08%	1.10%	2.99%
Equity	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.78%	18.69%	6.26%	9.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Capital Preservation	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.25%	3.86%	3.04%	2.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: Geode Capital Management, LLC	1.71%	17.78%	14.31%	14.70%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: Geode Capital Management, LLC	0.16%	33.15%	8.02%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	8.85%	3.07%	4.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.45%	11.23%	13.10%	11.24%
Capital Preservation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	4.21%	3.18%	2.12%
Equity	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Sub-Advisor: Wellington Management Company LLP	0.60%	14.32%	12.07%	13.46%
Equity	Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Sub-Advisor: Wellington Management Company LLP	0.76%	30.41%	6.86%	8.14%
Equity	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Sub-Advisor: Wellington Management Company LLP	0.76%	-0.38%	0.24%	8.05%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Capital Management LLC	0.34%	11.10%	10.16%	11.39%
Capital Preservation	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.38%	4.00%	3.04%	1.95%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Invesco V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	16.32%	2.15%	5.64%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares Investment Advisor: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.37%*	6.71%	0.74%	2.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.85%*	16.11%	1.89%	6.44%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.65%*	12.95%	11.71%	17.18%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.70%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.47%	7.40%	-0.04%	2.11%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.77%	10.27%	6.40%	8.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	12.19%	11.10%	15.60%
Equity	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.74%*	13.57%	11.33%	12.49%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	13.01%	9.95%	10.05%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	21.12%	7.07%	9.88%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.56%*	33.09%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.62%*	14.47%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.44%*	14.41%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.56%*	19.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.43%	7.03%	-0.62%	2.23%
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Sub-Advisor: New York Investors LLC	0.64%	5.13%	5.43%	5.01%
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP MacKay High Yield Corporate Bond Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Sub-Advisor: MacKay Shields LLC	0.58%	6.87%	4.44%	6.14%
Equity	New York Life Investments VP Funds Trust - NYLIM VP Winslow Large Cap Growth Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Sub-Advisor: Winslow Capital Management, LLC	0.74%	14.35%	12.69%	16.14%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Real Assets	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class Investment Advisor: PIMCO	3.04%*	19.07%	10.72%	6.70%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	0.77%	10.36%	3.57%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class Investment Advisor: PIMCO	0.94%	4.10%	1.18%	3.04%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class Investment Advisor: PIMCO	0.51%	5.68%	1.72%	1.94%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class Investment Advisor: PIMCO	1.24%	8.01%	1.36%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class Investment Advisor: PIMCO	0.50%	4.83%	3.40%	2.91%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class Investment Advisor: PIMCO	0.58%	9.05%	0.17%	2.51%
Fixed Income	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.49%	7.46%	-0.48%	2.36%
Equity	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.85%	32.36%	7.40%	8.08%
Equity	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Equity	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Fixed Income	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.41%	5.48%	2.33%	2.52%
Equity	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Fixed Income	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Sub-Advisor: PGIM Fixed Income and PGIM Limited	0.57%*	8.90%	4.85%	6.92%
Fixed Income	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Sub-Advisor: PGIM Fixed Income and PGIM Limited	0.43%	7.80%	0.14%	3.17%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.54%	20.66%	15.68%	13.58%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	0.03%	17.83%	14.38%	14.75%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.50%*	5.71%	2.17%	2.34%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	16.93%	12.98%	14.10%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I Investment Advisor: Victory Capital Management, Inc.	0.75%*	23.36%	14.98%	15.75%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Fixed Options
The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account in the statutory prospectus for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	0.50%[2]
1
The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months.
2
Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue.
Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2026, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000222214NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000222214